CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value per share	€ 0.45	€ 0.45
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	37,433,333	37,433,333
Common stock, shares outstanding	37,433,333	37,433,333